iShares®

iShares Trust, iShares, Inc., iShares MSCI Russia Capped ETF, Inc.

Supplement dated April 9, 2014

to the Prospectus and Statement of Additional Information for each of the

iShares 10+ Year Credit Bond ETF (CLY),

iShares Core MSCI Emerging Markets ETF (IEMG),

iShares Core MSCI Total International Stock ETF (IXUS),

iShares Emerging Markets Corporate Bond ETF (CEMB),

iShares Emerging Markets Dividend ETF (DVYE),

iShares Emerging Markets High Yield Bond ETF (EMHY),

iShares Emerging Markets Infrastructure ETF (EMIF),

iShares Emerging Markets Local Currency Bond ETF (LEMB),

iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB),

iShares MSCI ACWI ETF (ACWI),

iShares MSCI ACWI ex U.S. ETF (ACWX),

iShares MSCI BRIC ETF (BKF),

iShares MSCI Emerging Markets ETF (EEM),

iShares MSCI Emerging Markets Eastern Europe ETF (ESR),

iShares MSCI Emerging Markets EMEA ETF (EEME),

iShares MSCI Emerging Markets Energy Capped ETF (EMEY),

iShares MSCI Emerging Markets Financials ETF (EMFN),

iShares MSCI Emerging Markets Growth ETF (EGRW),

iShares MSCI Emerging Markets Materials ETF (EMMT),

iShares MSCI Emerging Markets Minimum Volatility ETF (EEMV),

iShares MSCI Emerging Markets Small–Cap ETF (EEMS),

iShares MSCI Emerging Markets Value ETF (EVAL),

iShares MSCI Global Agriculture Producers ETF (VEGI),

iShares MSCI Global Energy Producers ETF (FILL),

iShares MSCI Global Metals & Mining Producers ETF (PICK) and

iShares MSCI Russia Capped ETF (ERUS) (each, a “Fund” and together, the “Funds”).

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for each Fund.

The following supplements each Fund’s risk disclosure as a result of recent events:

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. Please refer to the Fund’s Prospectus and Statement of Additional Information for additional information regarding the risks of investing in Russia.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock, Inc. or its subsidiaries.
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